Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-3

Distribution Number	3
Beginning Date of Collection Period	01-Jan-07
Ending Date of Collection Period	31-Jan-07
Distribution Date	20-Feb-07
Previous Distribution Date	22-Jan-07
Floating-Rate Certificates Interest Period Beginning On	22-Jan-07
Floating-Rate Certificates Interest Period Ending On	19-Feb-07

Funds Disbursement
Collected Funds (including Servicing Fee)	35,693,148.54
Available Distribution Amount	35,140,500.63
Principal Collections	26,675,971.64
Net Interest Collections	8,464,528.99
Interest Collections	9,017,176.90
Principal recoveries	0.00
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	552,647.91

Disbursements	35,693,148.54
Current Interest and Interest Carry Forward Amount to Certificateholders	4,975,666.60
Principal Distribution Amount to Certificateholders	26,702,475.44
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	3,462,358.59
Servicing Fee after Compensating Interest (to Servicer)	552,647.91

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	1,326,354,983.55
Principal Collections (including repurchases)	26,675,971.64
Realized Loss	26,503.80
Ending Pool Balance	1,299,652,508.11

Certificate Balance
Beginning Certificate Balance	1,088,891,754.76
Certificate Paydown	26,702,475.44

Applied Realized Loss Amount	0.00
Ending Certificate Balance	1,062,189,279.32

Collateral Performance
Cash yield (% of beginning balance, annualized)	8.16%
Loss rate (% of beginning balance; net of principal recoveries)	0.02%
Net yield	8.13%
Realized Loss	26,503.80
Cumulative Realized Losses	26,503.80
Cumulative Loss Percentage	0.00%
Delinquent Loans:
One payment principal balance of loans	6,476,803.29
One payment number of loans	60
Two payments principal balance of loans	1,626,621.91
Two payments number of loans	13
Three payments plus principal balance of loans	289,657.94
Three payments plus number of loans	5
One Payment Delinquency Percentage (for related Collection Period)	0.50%
Two Payment Delinquency Percentage (for related Collection Period)	0.13%
Two Payment Plus Delinquency Percentage (for related Collection Period)	0.15%
Two Payment Plus Rolling Average (for such Distribution Date)	0.06%
Three Payment Plus Delinquency Percentage (for the related Collection Period)	0.02%

Aggregate Principal Balance of loans that were restructured during such Collection Period	2,604,817.31
Aggregate Principal Balance of loans restructured in Collection Period as % of EOP Pool Balance	0.20%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	0
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	0
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	0
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	10,113
Number outstanding end of period	10,079
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	0

Principal balance of loans that went into REO during the Collection Period	0.00
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization
Beginning OC Amount	237,463,228.79
Realized Loss	(26,503.80)
OC Release Amount	0.00
Extra Principal Distribution Amount	26,503.80
Ending OC Amount	237,463,228.79

Target OC Amount	237,463,228.79
Interim OC Amount	237,436,724.99
Interim OC Deficiency	26,503.80

Monthly Excess Cashflow	3,488,862.39

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	1,176,010,000.00
Total Certificate Principal Amount divided by Total Original Certificate Principal Amount	90.32%
Total Certificate Principal Amount divided by Total Original Certificate Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	5.32000%
Class A-1F Formula Rate (5.98%)	5.98000%
Class A-1F Pass-Through Rate	5.98000%
Class A-1V Formula Rate (1-mo. Libor plus 8 bps)	5.40000%
Class A-1V Pass-Through Rate	5.40000%
Class A-2F Formula Rate (5.66%)	5.66000%
Class A-2F Pass-Through Rate	5.66000%
Class A-2V Formula Rate (1-mo. Libor plus 13 bps)	5.45000%
Class A-2V Pass-Through Rate	5.45000%
Class A-3F Formula Rate (5.63%)	5.63000%
Class A-3F Pass-Through Rate	5.63000%
Class A-3V Formula Rate (1-mo. Libor plus 16 bps)	5.48000%
Class A-3V Pass-Through Rate	5.48000%
Class A-4 Formula Rate (1-mo. Libor plus 24 bps)	5.56000%
Class A-4 Pass-Through Rate	5.56000%
Class M-1 Formula Rate (1-mo. Libor plus 26 ps)	5.58000%
Class M-1 Pass-Through Rate	5.58000%
Class M-2 Formula Rate (1-mo. Libor plus 30 bps)	5.62000%
Class M-2 Pass-Through Rate	5.62000%

Net Rate Cap for Fixed Rate Certificates	7.65260%
Net Rate Cap for Floating Rate Certificates	7.91648%

Class A-1F Certificateholder's Statement

A. Information on Distributions
Original Class A-1F Certificate Balance	255,200,000.00
1. Total Distributions per $1,000	53.973143
2. Principal Distribution per $1,000	49.799469
3. Interest Distribution per $1,000	4.173674

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.98000%
2. Days in Accrual Period	30

3. Class A-1F Interest Due	1,065,121.64
4. Class A-1F Interest Paid	1,065,121.64
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00

9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal
1. Class A-1F Certificate Principal Amount, BOP	213,736,784.44
2. Class A-1F Principal Due	12,708,824.57
3. Class A-1F Principal Paid	12,708,824.57
4. Class A-1F Certificate Principal Amount, EOP	201,027,959.87

5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F Certificate Principal Amount, EOP	78.77271155%
6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	15.46782379%
7. Class A-1F Certificate principal distribution percentage	47.59418128%

Class A-1V Certificateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	281,000,000.00
1. Total Distributions per $1,000	53.442710
2. Principal Distribution per $1,000	49.799469
3. Interest Distribution per $1,000	3.643241

B. Calculation of Class A-1V Interest

1. Class A-1V Pass-Through Rate	5.40000%
2. Days in Accrual Period	29

3. Class A-1V Interest Due	1,023,750.62
4. Class A-1V Interest Paid	1,023,750.62
5. Class A-1V Interest Carry Forward Amount Due	0.00
6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00

9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	235,344,970.32
2. Class A-1V Principal Due	13,993,650.87
3. Class A-1V Principal Paid	13,993,650.87
4. Class A-1V Certificate Principal Amount, EOP	221,351,319.45

5. Class A-1V Certificate Principal Amount as a % of Original Class A-1V Certificate Principal Amount, EOP	78.77271155%
6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	17.03157714%
7. Class A-1V Certificate principal distribution percentage	52.40581872%

Class A-2F Certificateholder's Statement

A. Information on Distributions
Original Class A-2F Certificate Balance	78,500,000.00
1. Total Distributions per $1,000	4.716667
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.716667

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.66000%
2. Days in Accrual Period	30

3. Class A-2F Interest Due	370,258.33
4. Class A-2F Interest Paid	370,258.33
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00

9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal

1. Class A-2F Certificate Principal Amount, BOP	78,500,000.00
2. Class A-2F Principal Due	0.00
3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	78,500,000.00

5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F Certificate Principal Amount, EOP	100.00000000%
6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	6.04007606%
7. Class A-2F Certificate principal distribution percentage	0.00000000%

Class A-2V Certificateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	100,000,000.00
1. Total Distributions per $1,000	4.390278
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.390278

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	5.45000%
2. Days in Accrual Period	29

3. Class A-2V Interest Due	439,027.78
4. Class A-2V Interest Paid	439,027.78
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00
7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00

9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	100,000,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	100,000,000.00

5. Class A-2V Certificate Principal Amount as a % of Original Class A-2V Certificate Principal Amount, EOP	100.00000000%
6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	7.69436441%
7. Class A-2V Certificate principal distribution percentage	0.00000000%

Class A-3F Certificateholder's Statement

A. Information on Distributions
Original Class A-3F Certificate Balance	66,300,000.00
1. Total Distributions per $1,000	4.691667
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.691667

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.63000%
2. Days in Accrual Period	30

3. Class A-3F Interest Due	311,057.50
4. Class A-3F Interest Paid	311,057.50
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00

9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	66,300,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	66,300,000.00

5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F Certificate Principal Amount, EOP	100.00000000%
6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	5.10136360%
7. Class A-3F Certificate principal distribution percentage	0.00000000%

Class A-3V Certificateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	100,000,000.00
1. Total Distributions per $1,000	4.414444
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.414444

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	5.48000%
2. Days in Accrual Period	29

3. Class A-3V Interest Due	441,444.44
4. Class A-3V Interest Paid	441,444.44
5. Class A-3V Interest Carry Forward Amount Due	0.00
6. Class A-3V Interest Carry Forward Amount Paid	0.00

7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00

9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	100,000,000.00
2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	100,000,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A-3V Certificate Principal Amount, EOP	100.00000000%
6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	7.69436441%
7. Class A-3V Certificate principal distribution percentage	0.00000000%

Class A-4 Certificateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	170,620,000.00
1. Total Distributions per $1,000	4.478889
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.478889

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.56000%
2. Days in Accrual Period	29

3. Class A-4 Interest Due	764,188.02
4. Class A-4 Interest Paid	764,188.02
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	170,620,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	170,620,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4 Certificate Principal Amount, EOP	100.00000000%

6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	13.12812455%
7. Class A-4 Certificate principal distribution percentage	0.00000000%

Class M-1 Certificateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	72,090,000.00
1. Total Distributions per $1,000	4.495000
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.495000

B. Calculation of Class M-1 Interest
1. Class M-1 Pass-Through Rate	5.58000%
2. Days in Accrual Period	29

3. Class M-1 Interest Due	324,044.55
4. Class M-1 Interest Paid	324,044.55
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal
1. Class M-1 Certificate Principal Amount, BOP	72,090,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	72,090,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1 Certificate Principal Amount, EOP	100.00000000%
7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	5.54686730%
8. Class M-1 Certificate principal distribution percentage	0.00000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certificateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	52,300,000.00
1. Total Distributions per $1,000	4.527222
2. Principal Distribution per $1,000	0.000000

3. Interest Distribution per $1,000	4.527222

B. Calculation of Class M-2 Interest
1. Class M-2 Pass-Through Rate	5.62000%
2. Days in Accrual Period	29

3. Class M-2 Interest Due	236,773.72
4. Class M-2 Interest Paid	236,773.72
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal
1. Class M-2 Certificate Principal Amount, BOP	52,300,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	52,300,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2 Certificate Principal Amount, EOP	100.00000000%
7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	4.02415258%
8. Class M-2 Certificate principal distribution percentage	0.00000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION HSBC Home Equity Loan Trust (USA) 2006-3

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of October 26, 2006 (the "Pooling and Servicing Agreement"), by and among HSBC Home Equity Loan Corporation II, as Depositor, the Servicer, U.S. Bank National Association, as Trustee, HSBC Bank USA, National Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-3, the Trust, does hereby certify with respect to the information set forth below as follows:

1	Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2	HSBC Finance Corporation is, as of the date hereof, the Servicer under the Pooling and Servicing Agreement.

3	The undersigned is a Servicing Officer.

4	This Certificate relates to the Distribution Date occurring on February 20, 2007

5

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Pooling and Servicing Agreement through the Collection Period preceding such Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 14th day of February, 2007.

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer